                               2000 Annual Report

                         T. Rowe Price Variable Annuity

                                  T. ROWE PRICE
                            VARIABLE ANNUITY ACCOUNT
                              FINANCIAL STATEMENTS

                          YEAR ENDED DECEMBER 31, 2000

CONTENTS

Report of Independent Auditors .............................................   2
Audited Financial Statements

This report is submitted for the  information of T. Rowe Price No-Load  Variable
Annuity contract owners.  The T. Rowe Price No-Load Variable Annuity (V6021) and
the T. Rowe Price  No-Load  Immediate  Variable  Annuity  (V6027)  are issued by
Security Benefit Life Insurance Company.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

The Contract Owners of T. Rowe Price Variable
Annuity Account and The Board of Directors of
Security Benefit Life Insurance Company

We have audited the  accompanying  individual and combined  balance sheets of T.
Rowe Price Variable Annuity Account (comprised of the individual  subaccounts as indicated  therein) as of December  31,  2000,  and the  related  statements  of operations  and changes in net assets for the year then ended.  These  financial statements are the  responsibility of Security Benefit Life Insurance  Company's management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audit.

We conducted our audit in accordance with auditing standards  generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2000, by correspondence  with the transfer agent. An audit also includes assessing the accounting  principles used and significant estimates made by management as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the individual and combined  financial  position of the individual subaccounts of T. Rowe Price Variable Annuity Account at December 31,
2000, and the individual and combined results of their operations and changes in their  net  assets  for the  year  then  ended  in  conformity  with  accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 2, 2001

--------------------------------------------------------------------------------
BALANCE SHEET
T. Rowe Price Variable Annuity Account
December 31, 2000 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

ASSETS
Investments:
  T. Rowe Price Portfolios:
    New America Growth Portfolio - 2,086,788 shares at
      net asset value of $20.91 per share (cost, $47,194)..............   $ 43,635
    International Stock Portfolio - 1,840,733 shares at
      net asset value of $15.07 per share (cost, $28,203)..............     27,740
    Equity Income Portfolio - 3,011,693 shares at net
      asset value of $19.55 per share (cost, $56,600)..................     58,879
    Personal Strategy Balanced Portfolio - 1,571,915 shares
      at net asset value of $15.54 per share (cost, $24,791)...........     24,428
    Limited-Term Bond Portfolio - 1,679,270 shares at
      net asset value of $4.93 per share (cost, $8,323)................      8,279
    Mid-Cap Growth Portfolio - 2,261,250 shares at net
      asset value of $18.43 per share (cost, $35,543)..................     41,675
    Prime Reserve Portfolio - 16,851,024 shares at net
      asset value of $1.00 per share (cost, $16,851)...................     16,851
                                                                           -------
Combined assets........................................................   $221,487
                                                                           =======

LIABILITIES AND NET ASSETS
LIABILITIES:
   Actuarial risk fees payable.........................................   $      7
   Mortality guarantee payable.........................................         21
                                                                           -------
Total liabilities......................................................         28

NET ASSETS
Net assets are represented by:
                                             NUMBER     UNIT
                                            OF UNITS    VALUE   AMOUNT
                                           ----------------------------
New America Growth Subaccount:
  Accumulation units....................   1,913,109   $21.73   $41,578
  Annuity reserves......................      94,360    21.73     2,052     43,630
                                                                 ------
International Stock Subaccount:
  Accumulation units....................   1,689,298    15.86    26,792
  Annuity reserves......................      59,815    15.86       948     27,740
                                                                 ------
Equity Income Subaccount:
  Accumulation units....................   2,467,721    22.92    56,564
  Annuity reserves......................     100,259    22.92     2,297     58,861
                                                                 ------
Personal Strategy Balanced Subaccount:
  Accumulation units....................   1,185,483    19.07    22,606
  Annuity reserves......................      95,546    19.07     1,822     24,428
                                                                 ------
Limited-Term Bond Subaccount:
  Accumulation units....................     609,434    13.00     7,925
  Annuity reserves......................      27,161    13.00       354      8,279
                                                                 ------
Mid-Cap Growth Subaccount:
  Accumulation units....................   2,200,018    18.53    40,763
  Annuity reserves......................      48,913    18.53       907     41,670
                                                                 ------
Prime Reserve Subaccount:
  Accumulation units....................   1,390,991    11.96    16,637
  Annuity reserves......................      17,850    11.96       214     16,851
                                                                 ------    -------
Combined net assets....................................................    221,459
                                                                           -------
Combined liabilities and net assets....................................   $221,487
                                                                           =======

SEE ACCOMPANYING NOTES.

------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
T. Rowe Price Variable Annuity Account
Year Ended December 31, 2000 (IN THOUSANDS)

                                                                                 PERSONAL
                                     NEW AMERICA   INTERNATIONAL     EQUITY      STRATEGY
                                       GROWTH          STOCK         INCOME      BALANCED
                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                     -----------------------------------------------------
Investment income (loss):
  Dividend distributions..........    $    ---       $   178        $ 1,094      $  697
  Expenses (NOTE 2):
    Mortality and expense risk fee        (262)         (176)          (309)       (128)
                                     -----------------------------------------------------
Net investment income (loss)......        (262)            2            785         569

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions.....       4,835           856          3,315       1,217
  Realized gain (loss)
    on investments................       1,323         1,325         (1,022)         30
  Unrealized gain (loss)
    on investments................     (11,479)       (8,503)         2,878        (739)
                                     -----------------------------------------------------
Net realized and unrealized
  gain (loss) on investments......      (5,321)       (6,322)         5,171         508
                                     -----------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    $ (5,583)      $(6,320)       $ 5,956      $1,077
                                     =====================================================

                                      LIMITED-       MID-CAP       PRIME
                                     TERM BOND       GROWTH       RESERVE
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    COMBINED
                                     ---------------------------------------------------
Investment income (loss):
  Dividend distributions..........     $ 488         $  ---       $1,046       $  3,503
  Expenses (NOTE 2):
    Mortality and expense risk fee       (45)          (213)         (97)        (1,230)
                                     ---------------------------------------------------
Net investment income (loss)......       443           (213)         949          2,273

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions.....       ---            712          ---         10,935
  Realized gain (loss)
    on investments................      (120)         1,579          ---          3,115
  Unrealized gain (loss)
    on investments................       342            197          ---        (17,304)
                                     ---------------------------------------------------
Net realized and unrealized
  gain (loss) on investments......       222          2,488          ---         (3,254)
                                     ---------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations     $ 665         $2,275       $  949       $   (981)
                                     ===================================================

------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 PERSONAL
                                     NEW AMERICA   INTERNATIONAL     EQUITY      STRATEGY
                                       GROWTH          STOCK         INCOME      BALANCED
                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                     -----------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..    $   (262)      $     2       $    785      $   569
    Capital gains distributions...       4,835           856          3,315        1,217
    Realized gain (loss)
      on investments..............       1,323         1,325         (1,022)          30
    Unrealized gain (loss)
      on investments..............     (11,479)       (8,503)         2,878         (739)
                                     -----------------------------------------------------
  Net increase (decrease) in
    net assets from operations....      (5,583)       (6,320)         5,956        1,077

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits.....       7,907        10,999          7,126        4,351
    Terminations and withdrawals..     (11,616)       (8,130)       (20,994)      (4,522)
    Annuity payments..............         (48)          (88)           (94)         (26)
    Mortality adjustment..........          (1)           (3)           (10)          (1)
                                     -----------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions...      (3,758)        2,778        (13,972)        (198)
                                     -----------------------------------------------------
Net increase (decrease)
  in net assets...................      (9,341)       (3,542)        (8,016)         879
Net assets at beginning of year...      52,971        31,282         66,877       23,549
                                     -----------------------------------------------------
Net assets at end of year.........    $ 43,630       $27,740       $ 58,861      $24,428
                                     =====================================================

                                      LIMITED-       MID-CAP       PRIME
                                     TERM BOND       GROWTH       RESERVE
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    COMBINED
                                     ---------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..    $   443       $  (213)     $    949      $  2,273
    Capital gains distributions...        ---           712           ---        10,935
    Realized gain (loss)
      on investments..............       (120)        1,579           ---         3,115
    Unrealized gain (loss)
      on investments..............        342           197           ---       (17,304)
                                     ---------------------------------------------------
  Net increase (decrease) in
    net assets from operations....        665         2,275           949          (981)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits.....      1,733        16,595        12,608        61,319
    Terminations and withdrawals..     (3,056)       (7,821)      (15,197)      (71,336)
    Annuity payments..............        (15)          (35)          (12)         (318)
    Mortality adjustment..........         (1)           (4)            1           (19)
                                     ---------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions...     (1,339)        8,735        (2,600)      (10,354)
                                     ---------------------------------------------------
Net increase (decrease)
  in net assets...................       (674)       11,010        (1,651)      (11,335)
Net assets at beginning of year...      8,953        30,660        18,502       232,794
                                     ---------------------------------------------------
Net assets at end of year.........    $ 8,279       $41,670      $ 16,851      $221,459
                                     ===================================================

                            SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Variable Annuity Account
December 31, 2000

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    T. Rowe Price Variable  Annuity Account (the Account) is a separate  account of Security Benefit Life Insurance  Company (SBL). The Account is registered as a unit  investment  trust under the  Investment  Company Act of 1940,  as amended.  The Account  currently  is divided  into seven  subaccounts.  Each subaccount invests  exclusively in shares of a single  corresponding  mutual fund or series  thereof.  Purchase  payments  received  by the  Account  are invested in one of the portfolios of T. Rowe Price Equity  Series,  Inc., T.
    Rowe Price Fixed Income Series, Inc. or T. Rowe Price International  Series,
    Inc., mutual funds not otherwise available to the public. As directed by the owners,  purchase  payments  are  invested in shares of New  America  Growth
    Portfolio - emphasis on long-term  capital  growth  through  investments  in common  stocks  of  domestic  companies,  International  Stock  Portfolio  -
    emphasis on long-term capital growth through investments in common stocks of established  foreign  companies,  Equity  Income  Portfolio  -  emphasis  on substantial  dividend income and capital appreciation by investing primarily in  dividend-paying  common stocks,  Personal Strategy Balanced  Portfolio -
    emphasis  on  both  capital  appreciation  and  income,   Limited-Term  Bond
    Portfolio - emphasis on income with moderate price  fluctuation by investing in short- and intermediate-term,  investment-grade debt securities,  Mid-Cap
    Growth  Portfolio  - emphasis  on  long-term  capital  appreciation  through investments  in common  stocks of  medium-sized  growth  companies and Prime
    Reserve  Portfolio - emphasis on preservation of capital and liquidity while generating  current  income by  investing  primarily in  high-quality  money market securities.

    T. Rowe Price  Associates,  Inc.  (T. Rowe Price)  serves as the  investment adviser to each portfolio. Rowe Price-Fleming International, Inc. (Fleming), an  affiliate  of T.  Rowe  Price,  served  as  investment  advisor  for the
    International Stock Portfolio until August 1, 2000 when Fleming was replaced by T. Rowe Price.  The investment  advisers are responsible for managing the
    Portfolio's  assets in accordance with the terms of the investment  advisory contracts.

    INVESTMENT VALUATION

    Investments in mutual fund shares are carried in the balance sheet at market
    value  (net  asset  value  of  the  underlying   mutual  fund).   Investment
    transactions are accounted for on the trade date. Beginning January 1, 2000, realized  gains and losses on sales of investments  are determined  based on the average cost of investments sold.  Previously,  the first-in,  first-out method was used.  This change in  accounting  principle had no effect on net assets.

    The cost of investments purchased and proceeds from investments sold for the years ended December 31 were as follows:

                                                         2000
                                                ----------------------
                                                 COST OF     PROCEEDS
                                                PURCHASES   FROM SALES
                                                ----------------------
                                                    (IN THOUSANDS)
         New America Growth Portfolio........    $13,287     $12,470
         International Stock Portfolio.......     12,602       8,965
         Equity Income Portfolio.............     12,544      22,398
         Personal Strategy Balanced Portfolio      6,425       4,837
         Limited-Term Bond Portfolio.........      2,302       3,198
         Mid-Cap Growth Portfolio............     18,088       8,849
         Prime Reserve Portfolio.............     14,294      15,945

    ANNUITY RESERVES

    Annuity  reserves  relate to  contracts  which have  matured  and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option  selected is life  contingent,  SBL periodically  recalculates the required annuity reserves,  and any resulting adjustment is either charged or credited to SBL and not to the Account.

    REINVESTMENT OF DIVIDENDS

    Dividend  and  capital  gains  distributions  paid by the mutual fund to the
    Account are reinvested in additional  shares of each  respective  portfolio.
    Dividend  income and capital gains  distributions  are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES

    The  operations of the Account are a part of the  operations  of SBL.  Under current law, no federal  income taxes are allocated by SBL to the operations of the Account.

    USE OF ESTIMATES

    The  preparation  of financial  statements  in  conformity  with  accounting principles  generally  accepted in the United States requires  management to make  estimates  and  assumptions  that affect the  amounts  reported in the financial  statements and  accompanying  notes.  Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    Mortality  and expense  risks  assumed by SBL are  compensated  for by a fee equivalent  to an annual  rate of 0.55% of the  average  daily net assets of each account.

    When  applicable,  an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

    New America Growth Subaccount:
      Variable annuity deposits...............................................     372
      Terminations, withdrawals, annuity payments and mortality adjustments...     491

    International Stock Subaccount:
      Variable annuity deposits...............................................     621
      Terminations, withdrawals, annuity payments and mortality adjustments...     450

    Equity Income Subaccount:
      Variable annuity deposits...............................................     433
      Terminations, withdrawals, annuity payments and mortality adjustments...   1,038

    Personal Strategy Balanced Subaccount:
      Variable annuity deposits...............................................     311
      Terminations, withdrawals, annuity payments and mortality adjustments...     241

    Limited-Term Bond Subaccount:
      Variable annuity deposits...............................................     156
      Terminations, withdrawals, annuity payments and mortality adjustments...     249

    Mid-Cap Growth Subaccount:
      Variable annuity deposits...............................................     924
      Terminations, withdrawals, annuity payments and mortality adjustments...     430

    Prime Reserve Subaccount:
      Variable annuity deposits and mortality adjustments.....................   1,096
      Terminations, withdrawals, annuity payments and mortality adjustments...   1,304